11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
July 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK 0000842790
1933 Act Registration No. 033-39519
1940 Act Registration No. 811-05686
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class A2, Class AX, Class C, Class CX, Class R, Class Y,  Invesco Cash Reserve, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco Corporate Bond Fund, Invesco Global Real Estate Fund, Invesco Government Money Market Fund, Invesco High Yield Bond Factor Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Intermediate Bond Factor Fund, Invesco Real Estate Fund, Invesco Short Duration Inflation Protected Fund, Invesco Short Term Bond Fund and Invesco U.S. Government Money Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 105 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 27, 2022.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel